Cover	Sep. 25, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 25, 2025
Entity File Number	001-42700
Entity Registrant Name	BEST SPAC I Acquisition Corp.
Entity Central Index Key	0002051587
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	701, 7/Floor
Entity Address, Address Line Two	United Building
Entity Address, Address Line Three	17-19 Jubilee Street
Entity Address, City or Town	Hong Kong
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	+852
Local Phone Number	9828 3397
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, with no par value, and one right to receive one-tenth of one Class A ordinary share
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, with no par value, and one right to receive one-tenth of one Class A ordinary share
Trading Symbol	BSAAU
Security Exchange Name	NASDAQ
Class A ordinary shares
Title of 12(b) Security	Class A ordinary shares
Trading Symbol	BSAA
Security Exchange Name	NASDAQ
Rights [Member]
Title of 12(b) Security	Rights
Trading Symbol	BSAAR
Security Exchange Name	NASDAQ